CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Cash flows from operating activities:
Net income (loss)	$ (5,473)		$ (187)		$ 3,843
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Share-based compensation expenses	670		356		346
Issuance of Ordinary shares in conjunction with consulting services					813
Depreciation and amortization	1,041		198		240
Accrued severance pay, net	(38)		(50)		(13)
Erosion of non-dollar linked restricted cash and long term assets	57		(49)		17
Decrease (increase) in deferred tax assets, net	56		(205)		(1,223)
Decrease (increase) in trade receivables, net	(4,427)		1,457		(4,190)
Increase long term liabilities	155
Decrease (increase) in other accounts receivable and prepaid expenses	201		(111)		(73)
Increase (decrease) in trade payables	855		(325)		323
Increase (decrease) in deferred revenues	134		770		(694)
Increase (decrease) in accrued expenses and other accounts payable	1,810		(1,440)		202
Net cash provided by (used in) operating activities	(4,959)		414		(409)
Cash flows from investing activities:
Decrease (increase) in restricted deposits	180		(92)		(65)
Purchase of property and equipment	(171)		(76)		(119)
Business acquired	(7,806)
Net cash used in investing activities	(7,797)		(168)		(184)
Cash flows from financing activities:
Proceeds from exercise of Warrants and stock options	378		729		764
Proceeds from Issuance of Ordinary shares, net of issuance expenses	13,696
Payment of accrued issuance expenses			(4)		(20)
Net cash provided by financing activities	14,074		725		744
Effect of exchange rate on cash and cash equivalent balances	(135)		9		(18)
Increase in cash and cash equivalents	1,183		980		133
Cash and cash equivalents at the beginning of the year	3,203		2,223		2,090
Cash and cash equivalents at the end of the year	4,386		3,203		2,223
Cash paid during the year for:
Taxes	67		143		152
Interest	35		29
Supplemental disclosure of Non- cash flow information:
Accrued ordinary shares issuance expenses					4
Account payables with respect to business acquisition	(216)	[1]		[1]		[1]
Payment in shares for business acquisition	$ (9,766)	[1]		[1]		[1]

[1]	See Note 1d